Financial income and expenses (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Financial Income and Expenses

	2022 $m	2021 $m	2020 $m
Financial income
Financial income on deposits and money market funds	17	2	2
Interest income on loans and other assets	5	6	2
	22	8	4
Financial expenses
Interest expense on external borrowings	92	109	102
Interest expense on lease liabilities	29	29	37
Capitalised interest	–	–	(1)
Unwind of discount on deferred purchase consideration	–	1	1
Foreign exchange gains	(10)	–	–
Other charges	7	8	5
	118	147	144

Analysed as:
Financial expenses before exceptional items	118	147	130
Exceptional financial expenses (note 6)	–	–	14
	118	147	144